                           Domini Institutional Trust
                             536 Broadway, 7th Floor
                            New York, New York 10012

November 21, 2005

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20004

   Attn.: Mrs. Patricia Williams

     Re: Domini Institutional Trust (File No. 333-14449)

Dear Mrs. Williams:

     In response to a comment from the staff (the "Staff") of the Securities and
Exchange Commission (the "Commission") in connection with its review of
Post-Effective Amendment No. 14 filed by the Domini Institutional Trust (the
"Registrant") on September 20, 2005 (the "Registration Statement"), the
Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

     (a) the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

     (b) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Securities and
Exchange Commission from taking any action with respect to the filings; and

     (c) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                        Best regards,

                                        Domini Institutional Trust

                                        By: /s/ Carole Laible
                                            ------------------------------------
                                            Authorized Officer